Borrowings (Details Textual) ¥ in Thousands, $ in Thousands			1 Months Ended																								3 Months Ended	12 Months Ended
	Sep. 01, 2016 CNY (¥)	Jun. 01, 2016 USD ($)	Apr. 30, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2016 USD ($)	Nov. 30, 2015 CNY (¥)	Nov. 30, 2015 USD ($)	May 31, 2015 CNY (¥)	Feb. 28, 2015 CNY (¥)	Dec. 31, 2013 CNY (¥)	Nov. 30, 2013 CNY (¥)	May 31, 2013 CNY (¥)	Apr. 30, 2013 USD ($)	May 31, 2012 CNY (¥)	Mar. 31, 2012 USD ($)	Nov. 30, 2011 CNY (¥)	Oct. 31, 2011 CNY (¥)	Oct. 31, 2011 USD ($)	Aug. 31, 2011 CNY (¥)	May 31, 2011 CNY (¥)	Mar. 31, 2011 CNY (¥)	Feb. 28, 2011 CNY (¥)	Jul. 31, 2010 CNY (¥)	Jun. 30, 2010 CNY (¥)	May 31, 2010 USD ($)	Dec. 31, 2008 USD ($)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 30, 2015 USD ($)	Nov. 30, 2013 USD ($)	May 31, 2010 CNY (¥)
Debt Instrument, Face Amount										¥ 200,000
Long-term Debt, Current Maturities, Total																														¥ 175,000
Current Debt Weighted Average Interest Rate																												5.08%	5.08%	5.72%	5.72%
Long-term Debt, Excluding Current Maturities, Total																												¥ 2,523,621		¥ 2,405,898				$ 363,477
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months																												2,867,889						413,062
Long-term Debt, Maturities, Repayments of Principal in Year Two																												532,932						76,758
Long-term Debt, Maturities, Repayments of Principal in Year Three																												665,189						95,807
Long-term Debt, Maturities, Repayments of Principal in Year Four																												538,258						77,525
Other Long-term Debt																												5,391,510		5,312,523				776,539
Short-term Debt, Total																												9,010,205		9,124,183				1,297,739
Repayments of Short-term Debt, Total																												2,893,137	$ 416,698	8,506,227		¥ 9,219,533
Long-term Debt, Total																												5,391,510						776,539
Subsequent Event [Member]
Short-term Debt, Total																											¥ 255,700						$ 36,800
Short Term Loans 10 [Member]
Short-term Debt, Total																												¥ 73,156						10,537
Short Term Loans 10 [Member] | Subsequent Event [Member]
Repayments of Short-term Debt, Total																											¥ 73,156
Hainan Yingli New Energy Resources Company Limited [Member]
Debt Instrument, Description of Variable Rate Basis																	6-month LIBOR plus 5.8% per annum	6-month LIBOR plus 5.8% per annum
Tianjin Yingli New Energy Resources Co Ltd [Member]
Minimum Percentage of Current Ratio																												60.00%	60.00%
Minimum Percentage of Quick Ratio																												50.00%	50.00%
Maixmum Percentage of Debt To Asset Ratio																												80.00%	80.00%
Minimum Percentage of Debt Coverage Ratio																												150.00%	150.00%
Minimum Percentage of Interest Coverage Ratio																												150.00%	150.00%
Minimum Percentage of Debt To Asset Ratio																												80.00%	80.00%
Hengshui Yingli New Energy Resources Company Limited [Member]
Debt Instrument, Face Amount | $																		$ 50,000																			$ 3,000
Debt Instrument, Basis Spread on Variable Rate																	6.00%	6.00%
Long-term Debt, Current Maturities, Total																		$ 34,950										¥ 83,316						12,000
Long-term Debt, Excluding Current Maturities, Total																												158,648						22,850
Long-term Line of Credit																												¥ 347,150						50,000
Repayments of Debt | $																															$ 50
Maixmum Percentage of Debt To Asset Ratio																												130.00%	130.00%
Minimum Percentage of Debt Coverage Ratio																												75.00%	75.00%
Debt Instrument, Interest Rate Terms																												Based on the second amendment entered into in March 2016, the interest rate was modified from 6-month LIBOR plus 5.8% per annum to 6-month LIBOR plus 4.5% per annum.	Based on the second amendment entered into in March 2016, the interest rate was modified from 6-month LIBOR plus 5.8% per annum to 6-month LIBOR plus 4.5% per annum.
Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2015 [Member]
Debt Instrument, Periodic Payment, Principal | $																		2,950
Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In June 2016 [Member]
Debt Instrument, Periodic Payment, Principal | $																		4,000
Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2016 [Member]
Debt Instrument, Periodic Payment, Principal | $																		4,000
Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In June 2017 [Member]
Debt Instrument, Periodic Payment, Principal | $																		4,000
Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2017 [Member]
Debt Instrument, Periodic Payment, Principal | $																		4,000
Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In June 2018 [Member]
Debt Instrument, Periodic Payment, Principal | $																		4,000
Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2018 [Member]
Debt Instrument, Periodic Payment, Principal | $																		4,000
Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In June 2019 [Member]
Debt Instrument, Periodic Payment, Principal | $																		4,000
Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In October 2019 [Member]
Debt Instrument, Periodic Payment, Principal | $																		4,000
Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2016 [Member]
Debt Instrument, Periodic Payment, Principal | $																		50
Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In December 2016 [Member]
Debt Instrument, Periodic Payment, Principal | $																		50
Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2017 [Member]
Debt Instrument, Periodic Payment, Principal | $																		6,000
Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In December 2017 [Member]
Debt Instrument, Periodic Payment, Principal | $																		6,000
Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2018 [Member]
Debt Instrument, Periodic Payment, Principal | $																		5,620
Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In December 2018 [Member]
Debt Instrument, Periodic Payment, Principal | $																		5,620
Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2019 [Member]
Debt Instrument, Periodic Payment, Principal | $																		5,800
Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In October 2019 [Member]
Debt Instrument, Periodic Payment, Principal | $																		5,810
Bank borrowings at an interest rate of 5.76 Industrial and Commercial Bank of China Limited Yingli Hainan [Member]
Debt Instrument, Face Amount																																								¥ 180,000
Debt Instrument Maturity Period																									5 years
Debt Instrument, Description of Variable Rate Basis																									three-five year Renminbi benchmark loan rate per annum
Debt Instrument, Periodic Payment, Principal | $																									$ 20,000
Long-term Debt, Current Maturities, Total																																								¥ 14,000
Debt Instrument, Interest Rate Terms	In addition, the interest rate was modified fromthe three-five year Renminbi benchmark loan rateper annum to five-year Renminbi benchmark loan rate plus an additional surcharge of10% per annum.
Bank borrowings at an interest rate of 5.76 Industrial and Commercial Bank of China Limited Yingli Hainan [Member] | Due In June 2017 [Member]
Debt Instrument, Periodic Payment, Principal	¥ 2,000
Bank borrowings at an interest rate of 5.76 Industrial and Commercial Bank of China Limited Yingli Hainan [Member] | Due In March 2017 [Member]
Debt Instrument, Periodic Payment, Principal	2,000
Bank borrowings at an interest rate of 5.76 Industrial and Commercial Bank of China Limited Yingli Hainan [Member] | Due In September 2017 [Member]
Debt Instrument, Periodic Payment, Principal	¥ 10,000
Bank borrowings at a floating interest rate of five - year Renminbi benchmark loan rates plus an additional surcharge of 2.5 Bank of Communications Co., Ltd Yingli Hainan [Member]
Debt Instrument, Face Amount																							¥ 500,000	¥ 220,000
Debt Instrument Maturity Period																							5 years	5 years
Debt Instrument, Description of Variable Rate Basis				interest rate of the five-year Renminbi benchmark loan	interest rate of the five-year Renminbi benchmark loan
Debt Instrument, Basis Spread on Variable Rate																								2.50%
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months																							¥ 70,000
Long-term Debt, Maturities, Repayments of Principal in Year Two																							140,000
Long-term Debt, Maturities, Repayments of Principal in Year Three																							170,000
Long-term Debt, Maturities, Repayments of Principal in Year Four																							¥ 120,000
Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan [Member]
Debt Instrument, Face Amount																						¥ 400,000
Debt Instrument, Description of Variable Rate Basis																						interest rate of the five-year Renminbi benchmark loan
Debt Instrument, Basis Spread on Variable Rate																						5.00%
Long-term Line of Credit																																368,000
Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Communications Co., Ltd Yingli China [Member]
Debt Instrument, Face Amount																					¥ 1,000,000
Debt Instrument Maturity Period																					45 months
Debt Instrument, Description of Variable Rate Basis																					interest rate of the three- to five- year Renminbi benchmark loan
Debt Instrument, Basis Spread on Variable Rate																					10.00%
Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5 Bank of China and China Citic Bank Yingli China [Member]
Debt Instrument, Face Amount																				¥ 1,160,000
Debt Instrument Maturity Period																					42 months
Debt Instrument, Description of Variable Rate Basis																				interest rate of the three-five year Renminbi benchmark loan
Long-term Debt, Current Maturities, Total																														164,300							23,664
Long-term Line of Credit																														481,000							69,278
Description of Loan Due Extended																				Out of the loan of RMB164,300, loan with RMB20,000 due in November 2015 was extended to May 2016 based on the loan extension agreement entered into in November 2015.
Bank borrowings at an interest rate of 6.9 plus an additional surcharge of 5 CDB Leasing Co. Ltd. Fine Silicon [Member]
Debt Instrument, Face Amount																			¥ 500,000
Debt Instrument, Interest Rate, Stated Percentage																			6.90%
Debt Instrument Maturity Period																						5 years
Debt Instrument, Basis Spread on Variable Rate																			5.00%
Long-term Line of Credit																																500,000
Other Long-term Debt																																¥ 274,828
Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Tianjin Yingli [Member]
Debt Instrument, Face Amount | $																		$ 350,000
Debt Instrument Maturity Period																	8 years	8 years
Debt Instrument, Description of Variable Rate Basis																	interest rate of five-year Renminbi benchmark loan	interest rate of five-year Renminbi benchmark loan
Long-term Debt, Current Maturities, Total																												¥ 10,600						1,527
Long-term Debt, Excluding Current Maturities, Total																												244,000						35,143
Long-term Line of Credit																												350,000						50,410
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member]
Debt Instrument, Face Amount | $													$ 55,000					$ 100,000
Debt Instrument Maturity Period													3 years				8 years	8 years
Debt Instrument, Basis Spread on Variable Rate													5.20%				5.20%	5.20%
Long-term Debt, Current Maturities, Total				¥ 381,865																								22,218						3,200		$ 55,000
Long-term Debt, Excluding Current Maturities, Total																		$ 70,000										463,515						66,760
Long-term Line of Credit																		100,000										¥ 694,300
Debt Instrument, Interest Rate Terms				In addition, the interest rate had been modified from 6-month LIBOR plus an additional surcharge of 5.2% of the interest rate per annum to 6-month LIBOR plus an additional surcharge of 2.5% of the interest rate per annum.	In addition, the interest rate had been modified from 6-month LIBOR plus an additional surcharge of 5.2% of the interest rate per annum to 6-month LIBOR plus an additional surcharge of 2.5% of the interest rate per annum.								In addition, the interest rate had been modified from 6-month LIBOR plus an additional surcharge of 5.2% of the interest rate per annum to 6-month LIBOR plus an additional surcharge of 2.5% of the interest rate per annum.															the interest rate had been modified from 6-month LIBOR plus 5.2% per annum to 6-month LIBOR plus 4.5% per annum	the interest rate had been modified from 6-month LIBOR plus 5.2% per annum to 6-month LIBOR plus 4.5% per annum
Long-term Debt, Total																												¥ 381,865						55,000
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member] | Due In April 2017 [Member]
Debt Instrument, Periodic Payment, Principal				¥ 381,865	$ 55,000
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In August 2015 [Member]
Debt Instrument, Periodic Payment, Principal | $																		9,000
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In February 2016 [Member]
Debt Instrument, Periodic Payment, Principal | $																		9,000
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In August 2016 [Member]
Debt Instrument, Periodic Payment, Principal | $																		9,000
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In February 2017 [Member]
Debt Instrument, Periodic Payment, Principal | $																		9,000
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In August 2017 [Member]
Debt Instrument, Periodic Payment, Principal | $																		9,000
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In February 2018 [Member]
Debt Instrument, Periodic Payment, Principal | $																		10,000
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In August 2018 [Member]
Debt Instrument, Periodic Payment, Principal | $																		5,000
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In February 2019 [Member]
Debt Instrument, Periodic Payment, Principal | $																		5,000
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In August 2019 [Member]
Debt Instrument, Periodic Payment, Principal | $																		5,000
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In October 2019 [Member]
Debt Instrument, Periodic Payment, Principal | $			$ 7,000															11,480
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In April 2016 [Member]
Debt Instrument, Periodic Payment, Principal | $																		200
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In October 2016 [Member]
Debt Instrument, Periodic Payment, Principal | $																		200
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In April 2017 [Member]
Debt Instrument, Periodic Payment, Principal | $			200															10,000
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In October 2017 [Member]
Debt Instrument, Periodic Payment, Principal | $			3,000															10,820
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In April 2018 [Member]
Debt Instrument, Periodic Payment, Principal | $			7,000															14,300
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In October 2018 [Member]
Debt Instrument, Periodic Payment, Principal | $			8,000															11,500
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In April 2019 [Member]
Debt Instrument, Periodic Payment, Principal | $			8,000															$ 11,500
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In October 2022 [Member]
Debt Instrument, Periodic Payment, Principal | $			4,760
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In April 2020 [Member]
Debt Instrument, Periodic Payment, Principal | $			7,000
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In October 2020 [Member]
Debt Instrument, Periodic Payment, Principal | $			7,000
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In April 2021 [Member]
Debt Instrument, Periodic Payment, Principal | $			6,000
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In October 2021 [Member]
Debt Instrument, Periodic Payment, Principal | $			6,000
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In April 2022 [Member]
Debt Instrument, Periodic Payment, Principal | $			$ 6,000
Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Yingli Hainan [Member]
Debt Instrument Maturity Period																			5 years
Bank borrowings at an interest rate of 9.725 Zhongyuan Trust Ltd. Yingli China [Member]
Debt Instrument, Face Amount										¥ 200,000
Debt Instrument, Interest Rate, Stated Percentage										9.725%
Debt Instrument Maturity Period										14 months
Bank borrowings at an interest rate of 5.33 Xinjiang Tianshan Rural Commercial Bank five-year loan agreement Yingli Hutubi [Member]
Debt Instrument, Face Amount											¥ 22,500
Debt Instrument Maturity Period										5 years
Debt Instrument, Basis Spread on Variable Rate											6.40%
Long-term Debt, Current Maturities, Total																												200						29
Long-term Debt, Excluding Current Maturities, Total																												21,700						3,125
Long-term Line of Credit																												22,500						3,241
Bank borrowings at an interest rate of 6.61 Xinjiang Tianshan Rural Commercial Bank six-year loan agreement Yingli Hutubi [Member]
Debt Instrument, Face Amount											¥ 55,000
Debt Instrument Maturity Period										6 years
Debt Instrument, Basis Spread on Variable Rate											7.90%
Long-term Debt, Current Maturities, Total																												4,000						576
Debt Instrument, Collateral Amount											¥ 68,800																												$ 9,909
Long-term Debt, Excluding Current Maturities, Total																												15,000						2,160
Long-term Line of Credit																												55,000						7,922
Loans 15 [Member]
Debt Instrument, Face Amount																												3,540,745						509,973
Other Loans 17 [Member]
Debt Instrument, Face Amount																												2,377,478						342,428
Other Loans 1 [Member]
Debt Instrument, Face Amount																												99,089						14,272
Other Loans 4 [Member]
Debt Instrument, Face Amount																												184,720						26,605
Industrial And Commercial Bank Of China Limited [Member] | Hainan Yingli New Energy Resources Company Limited [Member]
Long-term Debt, Current Maturities, Total																																			¥ 164,300
Bank Of China And China Citic Bank [Member] | Yingli Energy China Company Limited [Member]
Debt Instrument, Face Amount																														164,300
Bank Of China And China Citic Bank [Member] | Yingli Energy China Company Limited [Member] | loan extension agreement [Member]
Debt Instrument, Face Amount																														20,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member]
Debt Instrument, Face Amount						¥ 90,800									$ 135,000	¥ 900,000
Debt Instrument Increase To Credit Limit												¥ 282,150
Debt Instrument Maturity Period															7 years		8 years	8 years
Debt Instrument, Description of Variable Rate Basis																interest rate of five-year Renminbi benchmark loan
Debt Instrument, Basis Spread on Variable Rate															5.00%
Long-term Debt, Current Maturities, Total						727,550																						200						29
Long-term Debt, Excluding Current Maturities, Total																												727,150						104,731
Long-term Line of Credit																												937,305						135,000
Repayments of Debt						¥ 600
Debt Instrument, Interest Rate Terms															the interest rate had been modified from 3-month LIBOR plus an additional surcharge of 5% of the interest rate per annum to 3-month LIBOR plus an additional surcharge of 4% of the interest rate per annum
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Due In November 2015 [Member]
Debt Instrument, Periodic Payment, Principal																¥ 90,200
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In November 2015 [Member]
Debt Instrument, Periodic Payment, Principal | $															$ 10,500
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In May 2016 [Member]
Debt Instrument, Periodic Payment, Principal															10,600	90,800
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In November 2016 [Member]
Debt Instrument, Periodic Payment, Principal															10,600	90,800
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In May 2017 [Member]
Debt Instrument, Periodic Payment, Principal															10,600	90,800
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In November 2017 [Member]
Debt Instrument, Periodic Payment, Principal															10,600	90,800
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In May 2018 [Member]
Debt Instrument, Periodic Payment, Principal															10,600	90,800
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In November 2018 [Member]
Debt Instrument, Periodic Payment, Principal															10,600	90,800
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In Jul 2019 [Member]
Debt Instrument, Periodic Payment, Principal															7,800	92,550
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In May 2016 [Member]
Debt Instrument, Periodic Payment, Principal															100	600
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In November 2016 [Member]
Debt Instrument, Periodic Payment, Principal															5,000	60,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In May 2017 [Member]
Debt Instrument, Periodic Payment, Principal															12,000	110,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In November 2017 [Member]
Debt Instrument, Periodic Payment, Principal															12,000	110,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In May 2018 [Member]
Debt Instrument, Periodic Payment, Principal															12,000	110,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In November 2018 [Member]
Debt Instrument, Periodic Payment, Principal															12,000	110,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In Jul 2019 [Member]
Debt Instrument, Periodic Payment, Principal															$ 28,800	¥ 226,950
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Seven Year Loan Agreement [Member]
Debt Instrument, Face Amount | $																																						$ 10,600
Long-term Debt, Current Maturities, Total																												417						60				$ 81,900
Long-term Debt, Excluding Current Maturities, Total																												567,799						81,780
Repayments of Debt | $							$ 100
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Seven Year Loan Agreement [Member] | Amendment Repayment Schedule [Member] | Due In May 2017 [Member]
Debt Instrument, Periodic Payment, Principal | $					30
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Seven Year Loan Agreement [Member] | Amendment Repayment Schedule [Member] | Due In November 2017 [Member]
Debt Instrument, Periodic Payment, Principal | $					30
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Seven Year Loan Agreement [Member] | Amendment Repayment Schedule [Member] | Due In May 2018 [Member]
Debt Instrument, Periodic Payment, Principal | $					3,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Seven Year Loan Agreement [Member] | Amendment Repayment Schedule [Member] | Due In November 2018 [Member]
Debt Instrument, Periodic Payment, Principal | $					3,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Seven Year Loan Agreement [Member] | Amendment Repayment Schedule [Member] | Due In May 2020 [Member]
Debt Instrument, Periodic Payment, Principal | $					10,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Seven Year Loan Agreement [Member] | Amendment Repayment Schedule [Member] | Due In May 2019 [Member]
Debt Instrument, Periodic Payment, Principal | $					10,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Seven Year Loan Agreement [Member] | Amendment Repayment Schedule [Member] | Due In November 2019 [Member]
Debt Instrument, Periodic Payment, Principal | $					10,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Seven Year Loan Agreement [Member] | Amendment Repayment Schedule [Member] | Due In November 2020 [Member]
Debt Instrument, Periodic Payment, Principal | $					10,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Seven Year Loan Agreement [Member] | Amendment Repayment Schedule [Member] | Due In November 2021 [Member]
Debt Instrument, Periodic Payment, Principal | $					10,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Seven Year Loan Agreement [Member] | Amendment Repayment Schedule [Member] | Due In May 2021 [Member]
Debt Instrument, Periodic Payment, Principal | $					10,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Seven Year Loan Agreement [Member] | Amendment Repayment Schedule [Member] | Due In July 2022 [Member]
Debt Instrument, Periodic Payment, Principal | $					$ 15,780
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In February 2017 [Member]
Debt Instrument, Periodic Payment, Principal																	¥ 600
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In August 2017 [Member]
Debt Instrument, Periodic Payment, Principal																	10,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In February 2018 [Member]
Debt Instrument, Periodic Payment, Principal																	25,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In August 2018 [Member]
Debt Instrument, Periodic Payment, Principal																	25,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In February 2019 [Member]
Debt Instrument, Periodic Payment, Principal																	25,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In August 2019 [Member]
Debt Instrument, Periodic Payment, Principal																	25,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In October 2022 [Member]
Debt Instrument, Periodic Payment, Principal																	19,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In February 2022 [Member]
Debt Instrument, Periodic Payment, Principal																	25,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In August 2021 [Member]
Debt Instrument, Periodic Payment, Principal																	25,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In February 2021 [Member]
Debt Instrument, Periodic Payment, Principal																	25,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In August 2020 [Member]
Debt Instrument, Periodic Payment, Principal																	25,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In February 2020 [Member]
Debt Instrument, Periodic Payment, Principal																	¥ 25,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member]
Debt Instrument, Face Amount														¥ 255,000																10,000
Debt Instrument, Basis Spread on Variable Rate														10.00%
Long-term Debt, Current Maturities, Total																												30,000						4,321
Long-term Debt, Excluding Current Maturities, Total																												188,100		218,700				27,092
Repayments of Debt																														¥ 300
Debt Instrument, Interest Rate Terms														Based on the amendment entered into in March 2016, the interest rate had been modified from five- year Renminbi benchmark loan rate plus an additional surcharge of 10% of the interest rate per annum to five-year Renminbi benchmark loan rate per annum.
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2015 [Member]
Debt Instrument, Periodic Payment, Principal														¥ 9,700
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In June 2016 [Member]
Debt Instrument, Periodic Payment, Principal														15,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2016 [Member]
Debt Instrument, Periodic Payment, Principal														15,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In June 2017 [Member]
Debt Instrument, Periodic Payment, Principal														20,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2017 [Member]
Debt Instrument, Periodic Payment, Principal														20,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In June 2018 [Member]
Debt Instrument, Periodic Payment, Principal														25,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2018 [Member]
Debt Instrument, Periodic Payment, Principal														25,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In June 2019 [Member]
Debt Instrument, Periodic Payment, Principal														30,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2019 [Member]
Debt Instrument, Periodic Payment, Principal														30,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In May 2020 [Member]
Debt Instrument, Periodic Payment, Principal														29,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2016 [Member]
Debt Instrument, Periodic Payment, Principal														300
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In December 2016 [Member]
Debt Instrument, Periodic Payment, Principal														300
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2017 [Member]
Debt Instrument, Periodic Payment, Principal														15,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In December 2017 [Member]
Debt Instrument, Periodic Payment, Principal														15,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2018 [Member]
Debt Instrument, Periodic Payment, Principal														25,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In December 2018 [Member]
Debt Instrument, Periodic Payment, Principal														25,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2019 [Member]
Debt Instrument, Periodic Payment, Principal														22,850
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In May 2017 [Member]
Debt Instrument, Periodic Payment, Principal				100
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In November 2017 [Member]
Debt Instrument, Periodic Payment, Principal				100
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In May 2018 [Member]
Debt Instrument, Periodic Payment, Principal				60,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In November 2018 [Member]
Debt Instrument, Periodic Payment, Principal				60,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In December 2019 [Member]
Debt Instrument, Periodic Payment, Principal														22,850
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In May 2020 [Member]
Debt Instrument, Periodic Payment, Principal				80,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2020 [Member]
Debt Instrument, Periodic Payment, Principal														¥ 92,400
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In May 2019 [Member]
Debt Instrument, Periodic Payment, Principal				80,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In November 2019 [Member]
Debt Instrument, Periodic Payment, Principal				80,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In November 2020 [Member]
Debt Instrument, Periodic Payment, Principal				80,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In November 2021 [Member]
Debt Instrument, Periodic Payment, Principal				80,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In July 2020 [Member]
Debt Instrument, Periodic Payment, Principal				127,150
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In May 2021 [Member]
Debt Instrument, Periodic Payment, Principal				¥ 80,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Eight Year Loan Agreement [Member]
Debt Instrument, Interest Rate Terms				Based on the amendment entered into in March 2016, the interest rate had been modified from five- year Renminbi benchmark loan rate plus an additional surcharge of 10% of the interest rate per annum to five-year Renminbi benchmark loan rate per annum.	Based on the amendment entered into in March 2016, the interest rate had been modified from five- year Renminbi benchmark loan rate plus an additional surcharge of 10% of the interest rate per annum to five-year Renminbi benchmark loan rate per annum.
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member]
Debt Instrument, Face Amount | $																										$ 70,000											$ 18,000
Debt Instrument Maturity Period																										8 years
Debt Instrument, Basis Spread on Variable Rate																										6.00%
Debt Instrument, Periodic Payment, Principal | $																										$ 8,000
Debt Instrument Periodic Payment Principal in Years Three to Eight | $																										$ 9,000
Long-term Debt, Current Maturities, Total																												347						17,950
Long-term Debt, Excluding Current Maturities, Total																												123,933						17,850
Repayments of Debt | $																															$ 50
Debt Instrument, Interest Rate Terms		In addition, the interest rate was modified from 6-month LIBOR plus 6% per annum to 6-month LIBOR plus 3.5% per annum.
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In December 2017 [Member]
Debt Instrument, Periodic Payment, Principal | $		$ 50
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In December 2018 [Member]
Debt Instrument, Periodic Payment, Principal | $		8,920
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In December 2019 [Member]
Debt Instrument, Periodic Payment, Principal | $		$ 8,930
Rural Credit Cooperative of Boading [Member] | Yingli China [Member]
Debt Instrument, Face Amount									¥ 100,000
Debt Instrument Maturity Period									2 years
Debt Instrument, Basis Spread on Variable Rate									7.80%
Long-term Debt, Current Maturities, Total																												98,000						14,115
Long-term Line of Credit																												¥ 100,000						$ 14,403
Jiangsu Dafeng Rural Commercial Bank [Member] | Xinghui Power Development Co [Member]
Debt Instrument, Face Amount								¥ 20,000
Debt Instrument, Interest Rate, Stated Percentage								7.50%
Debt Instrument Maturity Period								2 years